Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents

Note 3. Cash and cash equivalents

Cash and cash equivalents consisted of the following:

	As of December 31, 2025	As of December 31, 2024
Cash on hand	$168	$491
Deposits with banks	6,717,619	2,467,147
Cash and cash equivalents	$6,717,787	$2,467,638

As of December 31, 2025 and 2024, the Company had a total of $6,717,787 and $2,467,638 in cash and cash equivalents held in the PRC and Hong Kong, respectively.